Annual Total Returns - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity Focused High Income Fund - Fidelity Focused High Income Fund
Jun. 29, 2024
Bar Chart Table:
Annual Return 2014	2.45%
Annual Return 2015	(1.93%)
Annual Return 2016	10.94%
Annual Return 2017	6.97%
Annual Return 2018	(2.93%)
Annual Return 2019	15.47%
Annual Return 2020	4.50%
Annual Return 2021	3.14%
Annual Return 2022	(10.98%)
Annual Return 2023	10.25%